SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500
                                                                 [SECURIAN LOGO]

February 28, 2007

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:   POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(a)
        VARIABLE ANNUITY ACCOUNT
        FILE NUMBERS: 333-91784 AND 811-4294


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"). In that regard, the Registrant requests that this filing become effective May 1, 2007.

The Registration Statement is being amended to include two new optional contract riders: the Guaranteed Lifetime Withdrawal Benefit II - Single and the Guaranteed Lifetime Withdrawal Benefit II - Joint. In addition, the Registration Statement has been revised to reflect relevant changes resulting from discussions with the Commission's Staff for our recently filed Multi Option Legend (File No. 333-136242) variable annuity. A copy marked to show changes will be provided to you under separate cover.

The Registration Statement will be amended to include updated financial information by a subsequent post-effective amendment, once that information becomes available.

Any questions and comments that you may have regarding this filing may directed to the undersigned at (651) 665-3708.

Sincerely,

/s/ Michael P. Boyle

Michael P. Boyle
Counsel


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.